Goodwill and intangible assets - Key assumptions in VIU calculation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 23,453	$ 21,346
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	13,588	12,330
Europe | Retail Banking and Wealth Management | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 3,508	$ 3,446
Discount rate	8.90%	8.90%
Nominal growth rate beyond initial cash flow projections	3.70%	3.60%
Europe | Commercial Banking | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 2,570	$ 2,517
Discount rate	9.90%	9.70%
Nominal growth rate beyond initial cash flow projections	3.60%	3.80%
Global | Global Banking and Markets | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 4,000
Discount rate	10.60%
Nominal growth rate beyond initial cash flow projections	5.80%